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                                                       Deutsche Asset Management

International Select Equity

Investment Class, Institutional Class and Premier Class

Supplement dated September 8, 2000 to Prospectus dated February 28, 2000

The following replaces the "Portfolio Manager" section in the Fund's
Prospectuses:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Alexander Tedder, Director--Equities, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund

 .  Joined the investment adviser in 1994.
 .  11 years of investment industry experience.
 .  Head of EAFE equities.
 .  European portfolio manager/analyst.
 .  Masters in Economics and Business Administration, Freiburg University.

Richard Wilson, Director--Equities, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund

 .  Joined the investment adviser in 1993. Prior to that, managed UK pension funds at HSBC Asset Management from 1988 to 1993.
 .  12 years of investment industry experience.
 .  Head of Pan European Equity Product.
 .  UK portfolio manager/analyst.

James Pulsford, Director--Equities, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund

 .  Joined the investment adviser in 1984.
 .  16 years investment experience, 12 year resident of Japan.
 .  Head of Japan Equity desk.
 .  Fluent Japanese speaker.



                                                     A Member of the
                                                     Deutsche Bank Group  [/]
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Stuart Kirk, Portfolio Manager, Deutsche Asset Management Investment Services
Limited and Co-Manager of the Fund

 .  Joined the investment adviser in 1995.
 .  5 years of investment industry experience.
 .  Asia-Pacific portfolio manager/analyst.

Amy Low, Portfolio Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund

 .  Joined the investment adviser in 1997.  Prior to that, credit analyst at
   OCBC Group from 1994 to 1997.
 .  6 years of investment industry experience.
 .  Singapore and Hong Kong portfolio manager/analyst.


               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust

SUPPISE  (9/00)